OTHER ASSETS - THIRD PARTIES - Summary of activity in allowance for credit losses related to deposits (Details) - Adjustment - ASU No. 2016-13	9 Months Ended
Sep. 30, 2020 CNY (¥)
Other Assets Non-Current [Line Items]
Impact of addopting ASC Topic 326	¥ 5,065,000
Reversal	(2,554,667)
At end of period	¥ 2,510,333